Contents of Significant Accounts - Summary of Disaggregation of Revenue by Product (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 151,252,571
Wafer [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	142,550,304
Other products [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 8,702,267